PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2020
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Automobiles 7.4%
Tesla, Inc.*(a)	151,552	$86,020,915
Entertainment 5.5%
Netflix, Inc.*	79,490	39,005,743
Spotify Technology SA*	84,211	24,536,559
		63,542,302
Health Care Providers & Services 1.7%
Humana, Inc.	48,224	19,314,676
Health Care Technology 2.0%
Teladoc Health, Inc.*(a)	117,699	23,395,030
Interactive Media & Services 12.8%
Alphabet, Inc. (Class A Stock)*	11,468	20,119,459
Alphabet, Inc. (Class C Stock)*	11,412	20,093,565
Facebook, Inc. (Class A Stock)*	175,049	48,483,322
Match Group, Inc.*	287,831	40,068,953
Tencent Holdings Ltd. (China)	264,860	19,313,871
		148,079,170
Internet & Direct Marketing Retail 11.8%
Amazon.com, Inc.*	29,098	92,183,628
MercadoLibre, Inc. (Argentina)*	28,494	44,260,585
		136,444,213
IT Services 22.8%
Adyen NV (Netherlands), 144A*	16,363	31,296,686
Mastercard, Inc. (Class A Stock)	123,488	41,554,947
Okta, Inc.*(a)	139,659	34,222,041
PayPal Holdings, Inc.*	173,430	37,134,832
Shopify, Inc. (Canada) (Class A Stock)*	39,880	43,484,355
Snowflake, Inc. (Class A Stock)*	35,068	11,426,557
Square, Inc. (Class A Stock)*	135,633	28,613,138
Twilio, Inc. (Class A Stock)*	115,282	36,900,615
		264,633,171

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 2.1%
Peloton Interactive, Inc. (Class A Stock)*	210,734	$24,518,901
Road & Rail 3.2%
Uber Technologies, Inc.*(a)	740,256	36,761,113
Semiconductors & Semiconductor Equipment 3.9%
NVIDIA Corp.	83,391	44,702,579
Software 8.5%
Adobe, Inc.*	74,488	35,640,273
RingCentral, Inc. (Class A Stock)*(a)	69,272	20,577,248
Trade Desk, Inc. (The) (Class A Stock)*(a)	46,781	42,152,956
		98,370,477
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	791,844	94,269,028
Textiles, Apparel & Luxury Goods 9.3%
Lululemon Athletica, Inc.*	70,849	26,229,717
LVMH Moet Hennessy Louis Vuitton SE (France)	80,376	46,272,890
NIKE, Inc. (Class B Stock)	257,683	34,709,900
		107,212,507

Total Long-Term Investments (cost $609,715,353)		1,147,264,082

Short-Term Investments 9.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	10,928,649	10,928,649

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $96,190,333; includes $96,176,900 of cash collateral for securities on loan)(b)(w)	96,294,368	$96,255,851

Total Short-Term Investments (cost $107,118,982)		107,184,500

TOTAL INVESTMENTS 108.3% (cost $716,834,335)		1,254,448,582
Liabilities in excess of other assets (8.3)%		(96,505,082)

Net Assets 100.0%		$1,157,943,500

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,976,799; cash collateral of $96,176,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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